Condensed Consolidating Financial Information- 2020 Notes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
Jul. 31, 2013
QS Wholesale, Inc. [Member] | Aggregate increase (decrease) in total assets [Member]
Parent Company Only Financial Information [Line Items]
Corrections in intercompany balances classification	$ 31.6
QS Wholesale, Inc. [Member] | Increase (decrease) in Intercompany balances current assets [Member]
Parent Company Only Financial Information [Line Items]
Corrections in intercompany balances classification	178.6
QS Wholesale, Inc. [Member] | Increase (decrease) in Intercompany balances Stockholders/invested equity [Member]
Parent Company Only Financial Information [Line Items]
Corrections in intercompany balances classification	31.6
QS Wholesale, Inc. [Member] | Decrease in Investment in subsidiaries [Member]
Parent Company Only Financial Information [Line Items]
Corrections in intercompany balances classification	147.1
Guarantor Subsidiaries [Member] | Aggregate increase (decrease) in total assets [Member]
Parent Company Only Financial Information [Line Items]
Corrections in intercompany balances classification	(45.6)
Guarantor Subsidiaries [Member] | Increase (decrease) in Intercompany balances current assets [Member]
Parent Company Only Financial Information [Line Items]
Corrections in intercompany balances classification	45.6
Guarantor Subsidiaries [Member] | Increase (decrease) in Intercompany balances Stockholders/invested equity [Member]
Parent Company Only Financial Information [Line Items]
Corrections in intercompany balances classification	114.3
Guarantor Subsidiaries [Member] | Increase (decrease) in Intercompany balances current liability [Member]
Parent Company Only Financial Information [Line Items]
Corrections in intercompany balances classification	68.7
Non-Guarantor Subsidiaries [Member] | Aggregate increase (decrease) in total assets [Member]
Parent Company Only Financial Information [Line Items]
Corrections in intercompany balances classification	(32.5)
Non-Guarantor Subsidiaries [Member] | Increase (decrease) in Intercompany balances current assets [Member]
Parent Company Only Financial Information [Line Items]
Corrections in intercompany balances classification	32.5
Non-Guarantor Subsidiaries [Member] | Increase (decrease) in Intercompany balances Stockholders/invested equity [Member]
Parent Company Only Financial Information [Line Items]
Corrections in intercompany balances classification	64.4
Non-Guarantor Subsidiaries [Member] | Increase (decrease) in Intercompany balances current liability [Member]
Parent Company Only Financial Information [Line Items]
Corrections in intercompany balances classification	31.9
Eliminations [Member] | Offsetting amounts in total liabilities and equity [Member]
Parent Company Only Financial Information [Line Items]
Corrections in intercompany balances classification	$ 46.5